Taxes - Tax Loss Carry-forwards (Detail) kr in Millions	Dec. 31, 2018 SEK (kr)
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	kr 39,415
Tax value	8,449
2019 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	1
2020 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	1
2021 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	168
Tax value	25
2022 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	414
Tax value	122
2023 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	121
Tax value	23
2024 and later [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	38,710
Tax value	kr 8,279